Retirement Benefits - Additional Information (Detail) (INR)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%
Defined contribution plan, employer contribution recognized as an expense	432,200,000	373,300,000	327,100,000
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%
Defined contribution plan, employer contribution recognized as an expense	1,433,400,000	1,295,400,000	1,165,400,000
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount	8.33%
Provident Fund Administered by Regional Provident Fund Commissioner | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan -contribution to Pension Scheme administered by Regional Provident Fund Commissioner, amount considered - lower of the percentage of employees eligible salary or fixed amount	6,500
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days
Defined benefit plan, vesting period	5 years
Defined benefit plan, expected contribution to the plan for the next fiscal year	483,000,000
Defined benefit plan, accumulated benefit obligation	1,535,700,000	1,236,000,000
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	1,017,300,000	793,300,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	93,000,000
Defined benefit plan, accumulated benefit obligation	375,800,000	370,700,000
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation	2 years
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	264,000,000	248,500,000